Consolidated Statement of Cash Flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Repayment of current portion of non-current financial debts	$ 34	$ 0	$ 0
Proceeds from current borrowings and 2022 Bridge Loan Facility, net of issuance costs	40	0	0
Proceeds from non-current financial debts, net of issuance costs	29	1,815	52
Repayment of non-current financial debts	0	(1,176)	0
Lease liabilities
January 1, 2023	430
Payments of lease liabilities, net	(79)	(69)	(72)
December 31, 2023	406	430
Non-current financial debt
Financial Liabilities
January 1, 2023	4,541	3,966
Proceeds from non-current financial debts, net of issuance costs	29	1,815
Repayment of non-current financial debts		(1,176)
Amortization of discounts on financial debts	2	1
Changes in fair values and other non-cash changes, net	3	5
Currency translation effects	19	(23)
Reclassification from non-current to current	0	(47)
December 31, 2023	4,594	4,541	3,966
Current financial debt
Financial Liabilities
January 1, 2023	107	114
Repayment of current portion of non-current financial debts	34
Proceeds from current borrowings and 2022 Bridge Loan Facility, net of issuance costs	40	771
Repayment of 2022 Bridge Loan Facility		(775)
Impact from business combination		316
Repayment of financial debts assumed in acquisition of business		(316)
Other changes in current financial debts	37	(42)
Changes in fair values and other non-cash changes, net	(1)	8
Currency translation effects	(4)	(16)
Reclassification from non-current to current	0	47
December 31, 2023	145	107	114
Non-current lease liabilities
Financial Liabilities
Impact from business combination		22
Lease liabilities
January 1, 2023	359	339
Additions to leases	48	68
Impact of asset acquisitions		2
Changes in fair values and other non-cash changes, net	(4)	(2)
Currency translation effects	2	(10)
Reclassification from non-current to current	(70)	(60)
December 31, 2023	335	359	339
Current lease liabilities
Financial Liabilities
Impact from business combination		5
Lease liabilities
January 1, 2023	71	67
Additions to leases	15	13
Impact of asset acquisitions		1
Payments of lease liabilities, net	(79)	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(17)	(15)
Changes in fair values and other non-cash changes, net	11	13
Currency translation effects	0	(4)
Reclassification from non-current to current	70	60
December 31, 2023	$ 71	$ 71	$ 67